UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1% (1.5% of Total Investments)
$ 750	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$705,045
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 30.9% (20.3% of Total Investments)
715	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AAA	688,073
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	461,925
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	89,309
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	126,405
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
95	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	93,396
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/08 at 101.00	AAA	502,870
	1998A, 5.000%, 7/01/20 – AMBAC Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	326,787
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
120	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	AAA	111,797
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	AA	596,555
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	AA	947,370
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	3/08 at 100.00	AA	1,538,305
	Series 2001D, 5.500%, 7/01/35 (4)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	993,260
	Series 2002W, 5.125%, 7/01/27
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	487,155
	Series 2003X-1, 5.000%, 7/01/42
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,558,896
	Series 2007Z-1, 5.000%, 7/01/42
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	468,207
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	493,190
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 –	11/12 at 101.00	AA–	507,595
	FGIC Insured

10,205	Total Education and Civic Organizations			9,991,095

	Health Care – 13.4% (8.8% of Total Investments)
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	290,214
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/10 at 101.00	AA	20,530
65	6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	AA	65,364
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	292,965
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	285,465
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	AA	153,175
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	1,133,606
	Series 2006, 5.000%, 7/01/32 – FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	AA	959,390
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	25,492
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AAA	1,112,705
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

4,540	Total Health Care			4,338,906

	Housing/Multifamily – 2.9% (1.9% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	444,915
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	Baa1	503,465
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,000	Total Housing/Multifamily			948,380

	Housing/Single Family – 4.2% (2.7% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	232,250
	5.450%, 11/15/43 (Alternative Minimum Tax)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	275,561
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	288,509
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	551,508
	4.650%, 11/15/27

1,485	Total Housing/Single Family			1,347,828

	Industrials – 3.0% (1.9% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	958,920
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 3.9% (2.6% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	319,968
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
265	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/08 at 101.00	BBB–	270,043
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	AAA	458,087
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	211,753
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

1,285	Total Long-Term Care			1,259,851

	Tax Obligation/General – 23.1% (15.1% of Total Investments)
600	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	576,456
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	403,740
500	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	536,805
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,023,780
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,473,418
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,317,893
	5.000%, 4/01/22
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	365,335
140	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	126,624
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	AAA	680,355
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA	411,936
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	530,950

7,305	Total Tax Obligation/General			7,447,292

	Tax Obligation/Limited – 16.9% (11.0% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
575	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	549,786
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	473,885
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	532,560
	5.375%, 10/01/13 – FSA Insured
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,694,290
	5.375%, 7/01/20 – FSA Insured
850	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AAA	839,562
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	475,450
	7/01/31 – AMBAC Insured
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Baa3	92,717
	0.000%, 7/01/32 – FGIC Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	790,688

5,730	Total Tax Obligation/Limited			5,448,938

	Transportation – 6.6% (4.3% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	2,123,765
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 29.7% (19.4% of Total Investments) (5)
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,391,971
	University System, Series 2002D-2, 5.000%, 11/01/21 (Pre-refunded 11/01/11) – FSA Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
100	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (5)	108,066
30	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (5)	32,391
5	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (5)	5,385
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	425,284
	Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured
250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (5)	267,363
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,061,490
	(Pre-refunded 7/01/10) – FSA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32 (ETM)	10/10 at 101.00	AAA	1,037,520
2,000	5.500%, 10/01/40 (ETM)	10/10 at 101.00	AAA	2,073,060
1,535	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation	5/11 at 101.00	Aaa	1,634,790
	Bonds, Series 2002, 5.000%, 5/01/22 (Pre-refunded 5/01/11) – FSA Insured
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	538,870
	4/01/12) – FSA Insured

9,070	Total U.S. Guaranteed			9,576,190

	Utilities – 5.2% (3.4% of Total Investments)
470	Connceticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	439,906
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	503,600
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	5/08 at 100.00	BBB	249,205
510	5.500%, 1/01/20 (Alternative Minimum Tax)	7/08 at 100.00	BBB	475,259

1,730	Total Utilities			1,667,970

	Water and Sewer – 10.9% (7.1% of Total Investments)
220	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	A–	194,698
	Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	836,276
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	652,347
320	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	302,650
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	123,092
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	754,388
660	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	650,628

3,555	Total Water and Sewer			3,514,079

$ 49,605	Total Investments (cost $50,184,921) – 152.8%			49,328,259

	Other Assets Less Liabilities – 1.4%			453,554

	Preferred Shares, at Liquidation Value – (54.2)% (6)			(17,500,000)

	Net Assets Applicable to Common Shares – 100%			$32,281,813

Forward Swaps outstanding at February 29, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

Royal Bank of Canada	$1,700,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$95,406

SIFM–The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and
XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured,
FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.5)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $50,308,652.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 792,710
Depreciation	(1,773,103)

Net unrealized appreciation (depreciation) of investments	$ (980,393)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008